AMERICAN INDEPENDENCE FUNDS TRUST
(“AIFS”)
International Equity Fund
Stock Fund
Financial Services Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund

     Supplement dated November 1, 2007
to the American Independence Funds Class A, C and Institutional Class Prospectuses
Dated March 1, 2007

     The following paragraph should be added following the paragraph on Securities Lending Risk on page 29 of the Class A and C Prospectus and page 27 of the Institutional Class Prospectus:

The Board of Trustees has approved Securities Lending Agreements with the Custodians. Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds. The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

     Effective October 29, 2007, the third and fourth paragraphs under the heading Portfolio Managers on page 30 of the Class A and C Prospectus and page 28 of the Institutional Class prospectus should be replaced with the following:

Mr. Robert A. Campbell and Mr. Eric M. Rubin are responsible for the day to day oversight of the sub-advisory relationships pertaining to the Stock Fund and the International Equity Fund.

Mr. Rubin, President of the Funds, is a founding member of AIFS and President of AIFS since February, 2005. Prior to 2005, Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President of Mercantile Capital Advisers from April 2003 to April 2004, Senior Vice President of DST International from January 2002 to April 2003 and President of EMR Financial Services from June 2000 to February 2001.

Robert A. Campbell, CFA, Vice President and Portfolio Manager joined American Independence Financial Services in March, 2006. Mr. Campbell is also President of American Independence Financial Counselors, LLC, a wholly owned subsidiary of AIFS. He is responsible for the day to day operations of the Kansas Tax-Exempt Bond Fund, the Short-Term Bond Fund, Intermediate Bond Fund and co-manager of the NestEgg Dow Jones Target Date Funds. Prior to joining AIFS, Mr.Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since August 2000, where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996). While at First Commerce Investors, Mr. Campbell managed two (2) fixed income mutual funds. One was a state specific municipal bond fund and the other was an intermediate taxable bond fund.

     Effective October 19, 2007, Boston Financial Data Services (“BFDS”) has replaced Citi Fund Services as transfer agent to the Funds. Any reference to Citi Fund Services as transfer agent should be replaced with Boston Financial Data Services.

     The telephone number for any shareholder inquiries will remain the same at 1-888-266-8787. The Funds’ address for new or additional fund purchases will be as follows:

The new mailing address is:	For overnight delivery, please send to:
American Independence Funds	American Independence Funds
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021.

The fax number for exchanging or selling shares of the Funds is 1-877-513-1129.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST
(“AIFS”)
International Equity Fund
Stock Fund
Financial Services Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund

Supplement dated November 1, 2007
to the Funds A, C and Institutional Class Statement of Additional Information
Dated March 1, 2007

     This supplement to the Statement of Additional Information (“SAI”) dated March 1, 2007 for the American Independence Funds (the “Funds”) updates certain information in the SAI as described below:

     The following paragraph should be added following the paragraph on Loans of Portfolio Securities on the top of page 19 of the SAI:

The Board of Trustees has approved Securities Lending Agreements with the Custodians. Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds. The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

The list of officers shown on page 34 should be replaced with the following updated list:

OFFICERS

Name, Age and Position(s)	Length of Time Served as	Principal Occupation During
Held	Fund Officer	Past 5 Years
Eric Rubin*		President, American
Age: 41	7/2005-Present	Independence Financial
President		Services, LLC (2/05-Present).
Prior to 2005, Mr. Rubin was
Vice President of ING
Financial Partners from June
2004 to January 2005, Senior
Vice President Mercantile
Capital Advisers 4/03-4/04.
Formerly Senior Vice President
DST International (01/02-
04/03). Formerly President
EMR Financial Services
(06/00-02/01). Formerly
Senior Vice President ING
Funds 06/98-12/99).

Peter W. Wilson	10-2007-Present	Director of Alaric Compliance
Chief Compliance Officer		Services, LLC 2007 to present;
Age: 30		Attorney, U.S. Army JAG
Corps – 2003 to 2007.

Susan Silva	10-2007- Present	Vice President of Vastardis
Treasurer		Fund Services LLC since
Age: 40		August 2006; Treasurer of The
FBR Funds from 2002 through
2006 and officer of FBR
National Trust Company from
2001 through 2005.

Theresa Donovan*		Senior Director Compliance
Age: 56	7/2005-Present	and Administration American
Secretary		Independence Financial
Services, LLC (05/05-Present).
Formerly Senior Corporate
Paralegal, Paul, Weiss,
Rifkind, Wharton & Garrison,
LLP (04/98-05/05).

     The following section should replace the Administration Services Section beginning on page 46 of the SAI.

ADMINISTRATION SERVICES

AIFS also provides certain administrative services necessary for the Funds’ operations. For the period March 2, 2006 through October 31, 2006, the fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.15%.

AIFS has entered into an agreement with Vastardis Fund Services, LLC (“Vastardis”) whereby Vastardis provides sub-administration services for a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Annual Fees
First $3 billion of net assets	0.05%
Next $2 billion of net assets	0.04%
Over $5 billion of net assets	0.03%

     The Section on page 51 entitled Custodian, Transfer Agent and Dividend Disbursing Agent should be replaced with the following:

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

INTRUST Bank, N.A. acts as custodian and securities lending agent for the Funds. Mellon Bank acts as global custodian and securities lending agent for the Funds. Effective October 19, 2007 Boston Financial Data Services (“BFDS”) will act as transfer agent for the Funds. The Trust compensates BFDS for providing personnel and facilities to perform transfer agency related services for the Trust. Effective October 26, 2007, JPMorgan Worldwide Securities Services will be providing the fund accounting services to the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

AMERICAN INDEPENDENCE FUNDS TRUST
NestEgg Dow Jones 2010 Fund
NestEgg Dow Jones 2015 Fund
NestEgg Dow Jones 2020 Fund
NestEgg Dow Jones 2030 Fund
NestEgg Dow Jones 2040 Fund
(The “Funds")

PROSPECTUS SUPPLEMENT DATED NOVEMBER 1, 2007
TO THE CLASS A, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS
DATED MARCH 1, 2007

     Effective October 29, 2007, the Section entitled Portfolio Manager on page 2 of the prospectuses should be replaced with the following:

The Funds’ portfolio managers are responsible for the day-to-day management of the Funds. The Funds are co-managed by Mr. Robert A. Campbell and Mr. Eric M. Rubin.

Robert A. Campbell, CFA, Vice President and Portfolio Manager joined American Independence Financial Services in March, 2006. Mr. Campbell is also President of American Independence Financial Counselors, LLC, a wholly owned subsidiary of AIFS. Prior to joining AIFS, Mr.Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since August 2000, where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996). While at First Commerce Investors, Mr. Campbell managed two (2) fixed income mutual funds. One was a state specific municipal bond fund and the other was an intermediate taxable bond fund.

Mr. Rubin, President of the Funds, is a founding member of AIFS and President of AIFS since February, 2005. Prior to 2005, Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President of Mercantile Capital Advisers from April 2003 to April 2004, Senior Vice President, DST International from January 2002 to April 2003 and President of EMR Financial Services from June 2000 to February 2001.

For additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the funds he manages, please consult the SAI.

     The following paragraph should be added following the paragraph on Securities Lending Risk on page 29 of the Prospectuses:

The Board of Trustees has approved Securities Lending Agreements with the Custodians. Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds. The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

     Effective October 19, 2007, Boston Financial Data Services (“BFDS”) has replaced Citi Fund Services as transfer agent to the Funds. Any reference to Citi Fund Services as transfer agent should be replaced with Boston Financial Data Services.

     The telephone number for any shareholder inquiries will remain the same at 1-888-266-8787. The Funds’ address for new or additional fund purchases will be as follows:

The new mailing address is:	For overnight delivery, please send to:
American Independence Funds	American Independence Funds
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

The fax number for exchanging or selling shares of the Funds is 1-877-513-1129.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST
NestEgg Dow Jones 2010 Target Date Fund
NestEgg Dow Jones 2015 Target Date Fund
NestEgg Dow Jones 2020 Target Date Fund
NestEgg Dow Jones 2030 Target Date Fund
NestEgg Dow Jones 2040 Target Date Fund

Supplement dated November 1, 2007
to the Funds A, C and Institutional Class Statement of Additional Information
Dated March 1, 2007

     This supplement to the Statement of Additional Information (“SAI”) dated March 1, 2007, for the NestEgg Dow Jones Funds (the “Funds”), updates certain information in the SAI as described below:

     The following paragraph should be added following the paragraph on Securities Lending on page 10 of the SAI:

The Board of Trustees has approved Securities Lending Agreements with the Custodians. Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds. The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

The list of officers shown on page 32 should be replaced with the following updated list:

OFFICERS

Name, Age and Position(s)	Length of Time Served as	Principal Occupation During
Held	Fund Officer	Past 5 Years
Eric Rubin*		President, American
Age: 41	7/2005-Present	Independence Financial
President		Services, LLC (2/05-Present).
Prior to 2005, Mr. Rubin was
Vice President of ING
Financial Partners from June
2004 to January 2005, Senior
Vice President Mercantile
Capital Advisers 4/03-4/04.
Formerly Senior Vice President
DST International (01/02-
04/03). Formerly President
EMR Financial Services
(06/00-02/01). Formerly
Senior Vice President ING
Funds 06/98-12/99).

Peter W. Wilson	10-2007-Present	Director of Alaric Compliance
Chief Compliance Officer		Services, LLC 2007 to present;
Age: 30		Attorney, U.S. Army JAG
Corps – 2003 to 2007.

Susan Silva	10-2007- Present	Vice President of Vastardis
Treasurer		Fund Services LLC since
Age: 40		August 2006; Treasurer of The
FBR Funds from 2002 through
2006 and officer of FBR
National Trust Company from
2001 through 2005.

Theresa Donovan*		Senior Director Compliance
Age: 56	7/2005-Present	and Administration American
Secretary		Independence Financial
Services, LLC (05/05-Present).
Formerly Senior Corporate
Paralegal, Paul, Weiss,
Rifkind, Wharton & Garrison,
LLP (04/98-05/05).

     On page 35 the discussion regarding the Portfolio Manager should be replaced with the following:

Robert A. Campbell and Eric M. Rubin co-manage the five NestEgg Dow Jones Funds. Mr. Campbell’s compensation consists primarily of a fixed base salary and a discretionary cash bonus as well as the possibility of equity ownership in American Independence Financial Services, LLC. Mr. Campbell’s bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus the benchmarks upon which the Funds are based, the Dow Jones Target Date Indexes, before taxes, for a one year period of time; the consistency of the portfolio manager’s performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio manager’s contribution to profitability and the trends in industry compensation and levels. Mr. Rubin’s compensation consists of a fixed base salary and a discretionary cash bonus based on the profitability of the investment advisor. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund, American Independence Short-Term Bond Fund and American Independence Intermediate Bond Fund.

Mr. Campbell and Mr. Rubin also receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the American Independence Financial Services, LLC 401(k) program.

The structure of a portfolio manager’s compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER (AS OF THE EFFECTIVE DATE OF THIS SUPPLEMENT)

SHARE OWNERSHIP IN THE FUND COMPLEX (as of effective date of this Prospectus)

Name of Portfolio Manager	Dollar Range of Equity	Aggregate Dollar Range of
	Securities in the NestEgg	Equity Securities in All of
	Funds	the Fund Family
Robert Campbell	$1.00-$50,000	$1.00-$50,000
Eric Rubin	$10,000-$50,000	$100,001-$500,000

     The following section should replace the Administration Services Section on page 38 of the SAI.

ADMINISTRATION SERVICES

AIFS also provides certain administrative services necessary for the Funds’ operations. For the period March 2, 2006 through October 31, 2006, the fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.15%.

AIFS has entered into an agreement with Vastardis Fund Services, LLC (“Vastardis”) whereby Vastardis provides sub-administration services for a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Annual Fees
First $3 billion of net assets	0.05%
Next $2 billion of net assets	0.04%
Over $5 billion of net assets	0.03%

     The Section on page 43 entitled Custodian, Transfer Agent and Dividend Disbursing Agent should be replaced with the following:

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

INTRUST Bank, N.A. acts as custodian and securities lending agent for the Funds. Mellon Bank acts as global custodian and securities lending agent for the Funds. Effective October 19, 2007 Boston Financial Data Services (“BFDS”) will act as transfer agent for the Funds. The Trust compensates BFDS for providing personnel and facilities to perform transfer agency related services for the Trust. Effective October 26, 2007, JPMorgan Worldwide Securities Services will provide the fund accounting services to the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.